Other financial liabilities (Details 6) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other financial liabilities [Line Items]
Financial liabilities	$ 270,635,594	$ 189,108,199
Acquisitions	50,989,486	184,007,587	$ 57,777,169
Accrual of interest	18,732,330	12,309,286	11,561,405
Change in foreing currency and unit per adjustment	7,708,286	1,799,607	(3,363,242)
Others	19,084,187	7,396,030	17,821
Financial liabilities	315,818,562	270,635,594	189,108,199
Other financial liabilities		270,635,594	189,108,199	$ 160,489,567
Current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	42,607,325	28,106,467	42,545,534
Acquisitions	25,347,785	92,681,410	16,477,169
Accrual of interest	18,732,330	12,309,286	11,868,152
Change in foreing currency and unit per adjustment	1,040,659	(2,069,090)	(3,381,908)
Others	17,652,496	18,941,577	(5,550,066)
Financial liabilities	54,049,274	42,607,325	28,106,467
Current financial liabilities [Member] | Lease liabilities [member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	365,972
Acquisitions	0
Accrual of interest	1,334,118
Change in foreing currency and unit per adjustment	1,420,466
Others	8,880,777
Financial liabilities	4,857,097	365,972
Current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	38,160,178	24,623,746	39,079,561
Acquisitions	25,347,785	92,681,410	16,477,169
Accrual of interest	12,639,856	7,751,402	7,492,719
Change in foreing currency and unit per adjustment	(446,694)	(2,102,985)	(3,435,455)
Others	3,651,105	15,847,534	(5,602,791)
Financial liabilities	42,447,438	38,160,178	24,623,746
Current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	4,081,175	3,306,135	3,250,023
Acquisitions	0	0	0
Accrual of interest	4,758,356	3,882,088	3,166,139
Change in foreing currency and unit per adjustment	66,887	90,527	52,599
Others	5,120,614	2,450,852	(111,357)
Financial liabilities	6,744,739	4,081,175	3,306,135
Current financial liabilities [Member] | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	365,972	176,586	215,950
Acquisitions		0	0
Accrual of interest		675,796	1,209,294
Change in foreing currency and unit per adjustment		(56,632)	948
Others		643,191	164,082
Financial liabilities		365,972	176,586
Non current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	228,028,269	161,001,732	117,944,033
Acquisitions	25,641,701	91,326,177	41,300,000
Accrual of interest	0	0	(306,747)
Change in foreing currency and unit per adjustment	6,667,627	3,868,697	18,666
Others	1,431,691	(11,545,547)	5,567,887
Financial liabilities	261,769,288	228,028,269	161,001,732
Non current financial liabilities [Member] | Lease liabilities [member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	17,546,162
Acquisitions	0
Accrual of interest	0
Change in foreing currency and unit per adjustment	463,687
Others	10,203,410
Financial liabilities	28,213,259	17,546,162
Non current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	75,200,804	73,886,831	29,606,398
Acquisitions	25,641,701	8,828,143	41,300,000
Accrual of interest	0	0	(306,747)
Change in foreing currency and unit per adjustment	2,557,682	396,858	(1,470,924)
Others	(3,651,105)	(7,703,314)	5,602,791
Financial liabilities	99,749,082	75,200,804	73,886,831
Non current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	135,281,303	69,476,612	70,836,716
Acquisitions	0	82,498,034	0
Accrual of interest	0	0	0
Change in foreing currency and unit per adjustment	3,646,258	2,914,363	1,196,997
Others	(5,120,614)	(3,199,042)	111,357
Financial liabilities	133,806,947	135,281,303	69,476,612
Non current financial liabilities [Member] | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	17,546,162	17,638,289	17,500,919
Acquisitions		0	0
Accrual of interest		0	0
Change in foreing currency and unit per adjustment		557,476	292,593
Others		(643,191)	(146,261)
Financial liabilities		17,546,162	17,638,289
Interest Payment [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(17,864,913)	(10,242,360)	(10,206,075)
Interest Payment [Member] | Current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(17,864,913)	(10,242,360)	(10,206,075)
Interest Payment [Member] | Current financial liabilities [Member] | Lease liabilities [member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(727,334)
Interest Payment [Member] | Current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(12,402,773)	(7,329,217)	(7,146,384)
Interest Payment [Member] | Current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(4,734,806)	(2,911,224)	(3,051,269)
Interest Payment [Member] | Current financial liabilities [Member] | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(1,919)	(8,422)
Interest Payment [Member] | Non current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	0
Interest Payment [Member] | Non current financial liabilities [Member] | Lease liabilities [member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0
Interest Payment [Member] | Non current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	0
Interest Payment [Member] | Non current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	0	0
Interest Payment [Member] | Non current financial liabilities [Member] | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities		0	0
Principal Payment [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(33,466,408)	(113,742,755)	(27,168,446)
Principal Payment [Member] | Current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(33,466,408)	(97,119,965)	(23,646,339)
Principal Payment [Member] | Current financial liabilities [Member] | Lease liabilities [member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(6,416,902)
Principal Payment [Member] | Current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(24,502,019)	(93,311,712)	(22,241,073)
Principal Payment [Member] | Current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(2,547,487)	(2,737,203)	0
Principal Payment [Member] | Current financial liabilities [Member] | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(1,071,050)	(1,405,266)
Principal Payment [Member] | Non current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	(16,622,790)	(3,522,107)
Principal Payment [Member] | Non current financial liabilities [Member] | Lease liabilities [member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0
Principal Payment [Member] | Non current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	(207,714)	(844,687)
Principal Payment [Member] | Non current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	$ 0	(16,408,664)	(2,668,458)
Principal Payment [Member] | Non current financial liabilities [Member] | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities		$ (6,412)	$ (8,962)